Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of maturity analysis of undiscounted future lease payments receivable for operating leases
2020	37,059
2021	25,466
2022	12,988
2023	10,266
2024	8,188
2025 and thereafter	32,773
Total undiscounted cash flows	126,740

Less imputed interest	(17,381)
Present value of lease liabilities	109,359